Virtus Alternative Income Solution Fund,

Virtus Alternative Inflation Solution Fund,

and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated May 9, 2016 to the Virtus Alternative Income Solution Fund, Virtus
Alternative Inflation Solution Fund, and Virtus Alternative Total Solution Fund Summary
Prospectuses and Statutory Prospectus, each dated February 29, 2016, as supplemented, and
Statement of Additional Information (“SAI”) dated February 29, 2016, as supplemented

Important Notice to Investors

Effective May 6, 2016, Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund (“the funds”) were liquidated. The funds have ceased to exist and are no longer available for sale. Accordingly, the funds’ Prospectuses and SAI are no longer valid.

Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.

VAST 8034/AltsFundsClosed (5/2016)